TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of income tax expense

Figures in millions	US Dollars
	2023	2022	2021
		Restated (6)	Restated (6)
Current taxation
Current year	233	199	251
Prior year under (over) provision	(17)	32	(4)
Impairment and disposal of tangible assets	1	—	1
	217	231	248
Deferred taxation
Current year	67	43	51
Change in estimate	25	3	6
Prior year under (over) provision	10	4	4
Impairment and disposal of tangible assets	(34)	(60)	—
Change in statutory tax rate	—	—	2
	68	(10)	63

	285	221	311

Disclosure of tax rates

Figures in millions	US Dollars
	2023	2022	2021
		Restated (6)	Restated (6)
Reconciliation to UK taxation rate (1)
Implied tax charge at 25% (2022:28%; 2021: 28%)	16	132	266
Increase (decrease) due to:
Expenses not tax deductible (2)	90	83	22
Share of associates and joint ventures' profit	(52)	(45)	(69)
Tax rate differentials (3) and withholding taxes (4)	63	31	54
Exchange variations and translation adjustments	(17)	—	6
Deferred tax assets derecognised (recognised) at Obuasi	18	(58)	—
Current year tax losses (expense) not recognised:
Obuasi	4	(6)	6
AngloGold Ashanti Holdings plc	26	24	25
North America	38	22	13
Siguiri (5)	(6)	(27)	(37)
SA Corporate	3	20	18
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	25	3	6
Restructuring costs	79	4	—
Tax allowances	4	—	—
Impact of statutory tax rate change	—	—	2
Adjustment in respect of prior years	(7)	36	—
Other	1	2	(1)
Income tax expense	285	221	311
(1) With the change in domicile of the Group’s parent company from South Africa to the United Kingdom, as a result of the corporate restructuring in September
2023, the Group tax rate reconciliation for 31 December 2023 has been prepared using the enacted UK corporate tax rate of 25%. The comparative information is presented using the South African corporate tax rate of 28%.
(2) Includes non-deductible corporate, legal, project, exploration and rehabilitation costs, impairments in Brazil and Colombia and British Virgin Islands group losses.
(3) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(4)  Withholding taxes on dividends paid.
(5)  Siguiri current tax expense not recognised due to tax holiday.
(6)Comparative periods have been retrospectively restated. Refer to note 1.3.

Disclosure of unrecognised tax losses	Unrecognised deferred tax assets

Figures in millions	US Dollars
	2023	2022	2021
		Restated (1)	Restated (1)
Analysis of unrecognised tax losses
Available to be utilised against future profits
- utilisation required within one year	108	107	54
- utilisation required between one and two years	1,037	100	177
- utilisation required between two and five years	191	1,180	1,380
- utilisation required between five and twenty years	1,035	956	989
- utilisation in excess of twenty years	835	588	449
	3,206	2,931	3,049
At the statutory tax rates, the unrecognised value of deferred tax assets is: $921m (2022: $801m; 2021: $847m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana, Colombia and South Africa.
(1)Comparative periods have been retrospectively restated. Refer to note 1.3.